Leases (Policies)	12 Months Ended
Dec. 31, 2019
Lease Policy
Lease obligations are measured using the discount rate implicit in the lease when that rate is readily determinable. AEP has visibility into the rate implicit in the lease when assets are leased from selected financial institutions under master leasing agreements. When the implicit rate is not readily determinable, the Registrants measure their lease obligation using their estimated secured incremental borrowing rate. Incremental borrowing rates are comprised of an underlying risk free rate and a secured credit spread relative to the lessee on a matched maturity basis.

Operating lease rentals and finance lease amortization costs are generally charged to Other Operation and Maintenance expense in accordance with rate-making treatment for regulated operations. Effective in 2019, interest on finance lease liabilities is generally charged to Interest Expense. Finance lease interest for periods prior to 2019 were charged to Other Operation and Maintenance expense. Lease costs associated with capital projects are included in Property, Plant and Equipment on the balance sheets. For regulated operations with finance leases, a finance lease asset and offsetting liability are recorded at the present value of the remaining lease payments for each reporting period. Finance leases for nonregulated property are accounted for as if the assets were owned and financed.